Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Contributions to medical and pension schemes	¥ 732,465	¥ 814,296	¥ 934,876
Other employee benefits	108,142	92,797	99,303
Total	¥ 840,607	¥ 907,093	¥ 1,034,179